Revenue from contracts with customers - Summary of the Revenue recognized that Relates to Carried-Forward Contract Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Revenue recognized that was included in the contract liability balance at the beginning of the period	€ 8,467	€ 7,453	€ 21,192